Financial Assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Financial Assets
10	FINANCIAL ASSETS

10.1	Held-to-maturity securities

	As at 31 December 2022	As at 31 December 2021
	RMB million	RMB million
Debt securities
Government bonds	378,105	349,370
Government agency bonds	1,004,162	911,451
Corporate bonds	178,203	209,627
Subordinated bonds	13,734	63,305

Total	1,574,204	1,533,753

Debt securities
Listed in Mainland, PRC	231,704	246,134
Listed in Hong Kong, PRC	144	87
Listed overseas	62	44
Unlisted (i)	1,342,294	1,287,488

Total	1,574,204	1,533,753

(i)	Unlisted debt securities are those traded on the Chinese interbank market.
As at 31 December 2022, there is

no provision for the investment of
held-to-maturity
securities (as at 31 December 2021: nil).

Debt securities - fair value hierarchy	As at 31 December 2022			As at 31 December 2021
	Level 1	Level 2	Total	Level 1	Level 2	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Government bonds	240,597	177,217	417,814	68,300	314,113	382,413
Government agency bonds	104,751	976,103	1,080,854	74,241	895,343	969,584
Corporate bonds	719	185,426	186,145	7,911	211,882	219,793
Subordinated bonds	—	15,993	15,993	—	66,481	66,481

Total	346,067	1,354,739	1,700,806	150,452	1,487,819	1,638,271

Debt securities - Contractual maturity schedule	As at 31 December 2022	As at 31 December 2021
	RMB million	RMB million
Maturing:
Within one year	33,961	55,370
After one year but within five years	160,527	147,786
After five years but within ten years	83,894	163,479
After ten years	1,295,822	1,167,118

Total	1,574,204	1,533,753

10.2	Loans

	As at 31 December 2022	As at 31 December 2021
	RMB million	RMB million
Policy loans (i)	254,407	236,209
Other loans	344,426	433,697

Total	598,833	669,906

Impairment	(2,343)	(3,819)

Net value	596,490	666,087

	As at 31 December 2022	As at 31 December 2021
	RMB million	RMB million
Maturing:
Within one year	307,396	348,940
After one year but within five years	180,686	182,493
After five years but within ten years	97,081	106,319
After ten years	13,670	32,154

Total	598,833	669,906

Impairment	(2,343)	(3,819)

Net value	596,490	666,087

(i)	As at 31 December 2022, maturities of policy loans are within 6 months (as at 31 December 2021: same), and their fair values approximated to their carrying amounts.

10.3	Term deposits

	As at 31 December 2022	As at 31 December 2021
	RMB million	RMB million
Maturing:
Within one year	183,832	135,301
After one year but within five years	301,735	394,187

Total	485,567	529,488

As at 31 December 2022, the Group’s term deposits of RMB2,175 million(as at 31 December 2021: RMB2,641 million) were deposited in banks for risk reserves of enterprise annuity fund investments, risk reserves of personal endowment security management business and backing overseas borrowings, which are restricted to use.

10.4	Statutory deposits - restricted

	As at 31 December 2022	As at 31 December 2021
	RMB million	RMB million
Contractual maturity schedule:
Within one year	3,933	1,720
After one year but within five years	2,400	4,613

Total	6,333	6,333

Insurance companies in China are required to deposit an amount that equals 20% of their registered capital with banks in compliance with regulations of the CBIRC. These funds may not be used for any purpose other than for paying off debts during liquidation proceedings.

10.5	Available-for-sale securities

	As at 31 December 2022	As at 31 December 2021
	RMB million	RMB million
Available-for-sale securities, at fair value
Debt securities
Government bonds	47,188	58,561
Government agency bonds	313,270	259,753
Corporate bonds	188,563	203,147
Subordinated bonds	156,024	111,029
Others (i)	174,398	161,054

Subtotal	879,443	793,544

Equity securities
Funds	131,897	94,895
Common stocks	414,148	256,441
Preferred stocks	50,522	52,127
Others (i)	244,964	212,001

Subtotal	841,531	615,464

Available-for-sale securities, at cost
Equity securities
Others (i)	17,134	20,279

Total	1,738,108	1,429,287

(i)	Other available-for-sale securities mainly include unlisted equity investments, private equity funds, trust schemes and perpetual bonds.

	As at 31 December 2022	As at 31 December 2021
	RMB million	RMB million
Debt securities
Listed in Mainland, PRC	85,450	86,145
Listed in Hong Kong, PRC	38	—
Listed overseas	94	—
Unlisted	793,861	707,399

Subtotal	879,443	793,544

Equity securities
Listed in Mainland, PRC	420,287	238,155
Listed in Hong Kong, PRC	59,495	75,694
Listed overseas	59	28
Unlisted	378,824	321,866

Subtotal	858,665	635,743

Total	1,738,108	1,429,287

Unlisted debt securities are those traded on the Chinese interbank market and those not publicly traded. Unlisted equity securities are those not traded on stock exchanges, which are mainly open-ended funds with public market price quotations, wealth management products and private equity funds.

Debt securities - Contractual maturity schedule	As at 31 December 2022	As at 31 December 2021
	RMB million	RMB million
Maturing:
Within one year	118,373	36,597
After one year but within five years	206,086	179,476
After five years but within ten years	239,004	318,992
After ten years	315,980	258,479

Total	879,443	793,544

10.6	Securities at fair value through profit or loss

	As at 31 December 2022	As at 31 December 2021
	RMB million	RMB million
Debt securities
Government bonds	1,805	1,393
Government agency bonds	9,622	7,989
Corporate bonds	152,347	90,425
Others (i)	27,755	43,250

Subtotal	191,529	143,057

Equity securities
Funds	13,444	17,794
Common stocks	18,552	45,649
Others	265	271

Subtotal	32,261	63,714

Total	223,790	206,771

Debt securities
Listed in Mainland, PRC	36,455	29,934
Listed in Hong Kong, PRC	21	23
Listed overseas	293	273
Unlisted	154,760	112,827

Subtotal	191,529	143,057

Equity securities
Listed in Mainland, PRC	16,901	45,817
Listed in Hong Kong, PRC	637	736
Listed overseas	4,233	4,849
Unlisted	10,490	12,312
Subtotal	32,261	63,714

Total	223,790	206,771

(i)	Other debt securities at fair value through profit or loss mainly include interbank negotiable certificates of deposit.
Unlisted debt securities are those traded on the Chinese interbank market and those not publicly traded. Unlisted equity securities are those not traded on stock exchanges, which are mainly open-ended funds with public market price quotations.

10.7	Securities purchased under agreements to resell

	As at 31 December 2022	As at 31 December 2021
	RMB million	RMB million
Maturing:
Within 30 days	38,215	11,896
Above 30 days	318	1,019

Total	38,533	12,915

10.8	Accrued investment income

	As at 31 December 2022	As at 31 December 2021
	RMB million	RMB million
Bank deposits	13,238	12,735
Debt securities	32,580	31,900
Others	6,633	6,462

Total	52,451	51,097

Current	49,356	49,031
Non-current	3,095	2,066

Total	52,451	51,097